Net investment income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended							9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Investment Income [Abstract]
Net unrealized gains on investments and investment derivatives	$ (62,448)	$ 7,404						$ (67,407)	$ 31,709	$ 78,950	$ 113,422
Net realized gains on investments and investment derivatives	53,378	63,778						184,686	176,673	236,333	55,632
Net gain (loss) on foreign currencies	13,125	(1,353)						4,851	4,364	21,106	(219)
Dividend and interest income, net of withholding taxes										14,233	25,284
Dividend and investment income	6,628	4,287						22,405	15,587
Dividends paid on securities sold, not yet purchased	0	(171)						(34)	(607)	(722)	(1,629)
Management and performance fees	(8,440)	(19,558)						(46,630)	(57,750)	(87,333)	(50,211)
Other expenses	(1,573)	(1,860)						(6,743)	(4,383)	(8,863)	(5,411)
Net investment income on investments managed by Third Point LLC	670	52,527						91,128	165,593	253,704	136,868
Deposit liabilities and reinsurance contracts investment expense	27	28						84	44	(4,922)	(446)
Investment income on cash collateral held by the Catastrophe Reinsurer										86	0
Investment Income, Net Gain (Loss) on Bond	75	0						80	0
Net gain on reinsurance contract derivatives written by the Catastrophe Reinsurer	780	2,062						780	3,167	4,335	0
Net investment income	1,552	54,617	72,511	47,686	(17,623)	33,848	0	92,072	168,804	253,203	136,422	0
Net investment gains on equity securities
Schedule of Cost-method Investments [Line Items]
Change in net investment income	6,282	60,042						56,927	167,364	243,449	96,210
Net investment gains on debt securities
Schedule of Cost-method Investments [Line Items]
Change in net investment income	(5,435)	14,950						81,540	57,549	69,194	65,040
Net investment gains (losses) on other investments
Schedule of Cost-method Investments [Line Items]
Change in net investment income	(25,807)	(4,595)						(30,787)	(1,517)	(5,045)	7,386
Net investment gains on derivatives
Schedule of Cost-method Investments [Line Items]
Change in net investment income	18,446	751						10,412	19,143	29,257	5,793
Net investment gains (losses) on securities sold, not yet purchased
Schedule of Cost-method Investments [Line Items]
Change in net investment income	4,861	5,857						20,245	(16,017)	(5,974)	17,076
Net investment income (loss) on cash
Schedule of Cost-method Investments [Line Items]
Change in net investment income	15,095	(2,906)						5,921	2,243	17,961	(1,230)
Net investment gains on securities purchased under and agreement to resell
Schedule of Cost-method Investments [Line Items]
Change in net investment income	(2,381)	1,207						(2,592)	1,228	1,863	562
Management and performance fees
Schedule of Cost-method Investments [Line Items]
Change in net investment income	(8,440)	(19,558)						(46,630)	(57,750)	(87,333)	(50,211)
Other investment expenses
Schedule of Cost-method Investments [Line Items]
Change in net investment income	(1,069)	(1,131)						(2,964)	(3,439)	(5,247)	(3,758)
Deposit liabilities and reinsurance contracts investment expense
Schedule of Cost-method Investments [Line Items]
Change in net investment income										$ (4,922)	$ (446)